Other Expenses (Summary of Detailed Information About Other Income and Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Operating Income Expense [abstract]
Other (expenses) income	$ 448	$ 413
Integration and restructuring costs	(68)	(47)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(37)	(130)
Expense Recognised During Period For Bad Debts	85	117
Project Feasibility	108	92
Customer prepayment costs	63	58
Legal Expenses	21	47
Loss related to Financial Instruments in Argentina	0	35
Loss On Natural Gas Derivatives Not Designated As Hedge	0	8
AROERL Expense For Non Operating Sites	2	151
Other expenses	(139)	(53)
Insurance Recoveries	$ (1)	$ (65)